UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Institutional Investment Manger Filing this Report:
				Name: 			Mariner Wealth Advisors, LLC
				Address: 		4200 West 115th St.
       							Suite 100.
							Leawood, KS 66211
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the rreport is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913)647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			August 13, 2010

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 84
Form 13F Information TAble Value Total: $175,291

FORM 13F INFORMATION TABLE
                                                                                     Voting Authority
                                                                                     --------------------------
                                                 Value    Shares/  Sh/  Put/ Invstmt   Other
       Name of Issuer        Title       CUSIP (x$1000)   Prn Amt  Prn  Call Dscretn Managers  Sole  Shared None
-----------------------------------  --------- --------  --------  ---  ---- ------- ---------------------------

Abbott Laboratories            COM   002824100      684      14614  SH          Sole            14614
Apple Inc                      COM   037833100     1415       5626  SH          Sole             5626
AT&T Inc                       COM   00206r102      235       9712  SH          Sole             9712
Atlantic Prem Brands Ltd       COM   04878p105        5      10000  SH          Sole            10000
Barrick Gold Corp              COM   067901108      536      11810  SH          Sole            11810
Bed Bath & Beyond Inc          COM   075896100      446      12030  SH          Sole            12030
Benchmark Electronics Inc      COM   08160h101      571      36029  SH          Sole            36029
Berkshire Hathaway Inc Cl A    COM   084670108      720          6  SH          Sole                6
Bristol-Myers Squibb Co        COM   110122108     1013      40635  SH          Sole            40635
Celgene Corp                   COM   151020104      444       8730  SH          Sole             8730
Cerner Corp                    COM   156782104     1264   16654.91  SH          Sole         16654.91
Cisco Systems Inc              COM   17275r102      852      39974  SH          Sole            39974
Commerce Bancshares Inc        COM   200525103      290       8050  SH          Sole             8050
CVS Caremark Corporation       COM   126650100      708      24158  SH          Sole            24158
Disney Walt Co Disney          COM   254687106      594      18872  SH          Sole            18872
DST Systems Inc                COM   233326107      449      12424  SH          Sole            12424
Exxon Mobile Corp              COM   30231g102      546       9565  SH          Sole             9565
First Horizon Natl Corp        COM   320517105      280   24417.88  SH          Sole         24417.88
Ford Motor Co                  COM   345370860      109      10843  SH          Sole            10843
Franklin Resources Inc         COM   354613101      450       5225  SH          Sole             5225
General Electric Co            COM   369604103      241   16729.86  SH          Sole         16729.86
General Mills Inc              COM   370334104      522      14686  SH          Sole            14686
Hartford Financial Services G  COM   416515104      405      18311  SH          Sole            18311
Henry Jack & Assoc Inc         COM   426281101      324      13582  SH          Sole            13582
Houston American Energy Corp   COM   44183u100      345      35000  SH          Sole            35000
Inergy Holdings LP             COM   45661q107    43742    1654383  SH          Sole          1654383
Intl Business Machines         COM   459200101      516       4176  SH          Sole             4176
ITT Corp                       COM   450911102      965      21475  SH          Sole            21475
Johnson & Johnson              COM   478160104      518       8767  SH          Sole             8767
JPMorgan Chase & Co            COM   46625h100      737      20124  SH          Sole            20124
Kansas City Southern           COM   485170302     1128      31020  SH          Sole            31020
L-3 Communications Holdings I  COM   502424104      446       6296  SH          Sole             6296
Lubrizol Corp                  COM   549271104      630       7848  SH          Sole             7848
Marvell Technology Group Ltd   COM   g5876h105      624      39576  SH          Sole            39576
National Oilwell Varco Inc     COM   637071101      782      23660  SH          Sole            23660
Nexxus Lighting Inc            COM   65338e105     1729     771985  SH          Sole           771985
Nike Inc Cl B                  COM   654106103      985      14585  SH          Sole            14585
O'Reilly Automotive Inc        COM   686091109      256       5385  SH          Sole             5385
Odyssey Marine Exploration In  COM   676118102       50      50000  SH          Sole            50000
Oneok Inc                      COM   682680103      634      14648  SH          Sole            14648
Oracle Corp                    COM   68389x105      537   25026.15  SH          Sole         25026.15
Panera Bread Co Cl A           COM   69840w108      535       7111  SH          Sole             7111
Petrohawk Energy Corp          COM   716495106     2906     171220  SH          Sole           171220
Procter & Gamble Co            COM   742718109     2626    43783.5  SH          Sole          43783.5
Qualcomm Inc                   COM   747525103      935      28474  SH          Sole            28474
Silicon Laboratories Inc       COM   826919102      419      10320  SH          Sole            10320
Sirius XM Radio Inc            COM   82967n108       49      51570  SH          Sole            51570
St Jude Med Inc                COM   790849103      509      14096  SH          Sole            14096
Sysco Corp                     COM   871829107      538      18845  SH          Sole            18845
Thermo Fisher Scientific Inc   COM   883556102     1257      25631  SH          Sole            25631
Union Pacific Corp             COM   907818108      586       8426  SH          Sole             8426
US Bancorp Del                 COM   902973304      593      26549  SH          Sole            26549
Teva Pharmaceutical Industrie  ADR   881624209      570      10966  SH          Sole            10966
Tortoise Energy Cap Corp       COM   89147u100      823      35902  SH          Sole            35902
Tortoise Energy Infrastructur  COM   89147l100      661      20440  SH          Sole            20440
iShares FTSE Xinhua Index      ETF   464287184     6435     164451  SH          Sole           164451
iShares Inc MSCI Australia     ETF   464286103     3483     183524  SH          Sole           183524
iShares Inc MSCI CDA Index     ETF   464286509      445      17906  SH          Sole            17906
iShares Inc MSCI German        ETF   464286806      301      16095  SH          Sole            16095
iShares Inc MSCI Pacific ex-J  ETF   464286665     3324      92995  SH          Sole            92995
iShares Inc MSCI United Kingd  ETF   464286699      586      43585  SH          Sole            43585
iShares MSCI Emerg Mkt         ETF   464287234     4495     120447  SH          Sole           120447
iShares Russell 1000 Growth    ETF   464287614      616      13431  SH          Sole            13431
iShares S&P Latin America 40   ETF   464287390     7214     174166  SH          Sole           174166
iShares S&P Mid Cap 400        ETF   464287507      488       6855  SH          Sole             6855
iShares S&P North American Na  ETF   464287374     4983     161571  SH          Sole           161571
iShares Tr DJ Med Devices      ETF   464288810     4179      78250  SH          Sole            78250
Market Vectors Brazil Small C  ETF   57060u613     5608     128570  SH          Sole           128570
PowerShares India              ETF   73935l100     4775     213265  SH          Sole           213265
RevenueShares ETF Tr Small Ca  ETF   761396308     4729     185870  SH          Sole           185870
Select Sector SPDR Tr SBI Tec  ETF   81369y803     3296     161591  SH          Sole           161591
SPDR Dow Jones Industrial Avr  ETF   78467x109      206       2107  SH          Sole             2107
SPDR S&P 500 ETF Ser 1 S&P     ETF   78462f103      703       6809  SH          Sole             6809
SPDR S&P Mid Cap 400 ETF Tr    ETF   78467y107     8685      67243  SH          Sole            67243
SPDR Series Trust KBW Regiona  ETF   78464a698     4143     179408  SH          Sole           179408
SPDR Series Trust Morgan Tech  ETF   78464a102      219       4260  SH          Sole             4260
Vanguard Specialized Portfoli  ETF   921908844     5722     129949  SH          Sole           129949
WisdomTree Dreyfus Curr ETF    ETF   97717w133     5520     259657  SH          Sole           259657
WisdomTree Trust Pacific ex-J  ETF   97717w828      213       3985  SH          Sole             3985
PowerShares DB US Dollar Inde  ETF   73936d107     5543     221199  SH          Sole           221199
Inergy LP                      MLP   456615103     7629     192791  SH          Sole           192791
Kinder Morgan Energy Partners  MLP   494550106      257       3948  SH          Sole             3948
Oneok Partners LP              MLP   68268n103      333       5173  SH          Sole             5173
Plains All American Pipeline   MLP   726503105      427       7268  SH          Sole             7268